RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Effect of Fair Value and Cash Flow Hedging Relationships (Details) - CAD ($) $ in Millions		12 Months Ended
	May 22, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Ownership interest sold	65.00%
Coastal GasLink
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Ownership interest sold	65.00%
Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Change in fair value of derivative instruments recognized in OCI		$ (613)
Interest Expense | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged items		(3)	$ (19)	$ (71)
Derivatives designated as hedging instruments		1	1	(4)
Reclassification of gains/(losses) on derivative instruments from AOCI to net income		(648)	(12)	(22)
Change in fair value of derivative instruments recognized in OCI		(613)
Revenue | Commodity contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Reclassification of gains/(losses) on derivative instruments from AOCI to net income		$ (1)	$ (7)	$ (5)